Business Segments (Segment Financial Information) (Details) (USD $) In Millions, unless otherwise specified		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Dec. 31, 2010	Jun. 30, 2012 Utility [Member]	Jun. 30, 2011 Utility [Member]	Jun. 30, 2012 Utility [Member]	Jun. 30, 2011 Utility [Member]	Jun. 30, 2012 Competitive Retail [Member]	Jun. 30, 2011 Competitive Retail [Member]	Jun. 30, 2012 Competitive Retail [Member]	Jun. 30, 2011 Competitive Retail [Member]	Jun. 30, 2012 Other Reportable Business Segment [Member]	Jun. 30, 2011 Other Reportable Business Segment [Member]	Jun. 30, 2012 Other Reportable Business Segment [Member]	Jun. 30, 2011 Other Reportable Business Segment [Member]	Jun. 30, 2012 Adjustments and Eliminations [Member]	Jun. 30, 2011 Adjustments and Eliminations [Member]	Jun. 30, 2012 Adjustments and Eliminations [Member]	Jun. 30, 2011 Adjustments and Eliminations [Member]	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2011 Parent Company [Member]	Jun. 30, 2012 Parent Company [Member]	Jun. 30, 2011 Parent Company [Member]
Revenues from external customers		$ 261.7	$ 315.9	$ 574.5	$ 690.6	$ 109.9	$ 102.0	$ 222.0	$ 196.0	$ 10.4	$ 15.4	$ 19.5	$ 27.3					$ 382.0	$ 433.3	$ 816.0	$ 913.9
Intersegment revenues		84.9	81.0	171.7	156.1					0.8	1.0	1.7	2.0	(85.7)	(82.0)	(173.4)	(158.1)
Total revenues		346.6	396.9	746.2	846.7	109.9	102.0	222.0	196.0	11.2	16.4	21.2	29.3	(85.7)	(82.0)	(173.4)	(158.1)	382.0	433.3	816.0	913.9
Purchased power		69.3	104.4	154.2	222.2	95.5	89.5	192.2	167.2	0.4	0.7	0.4	1.1	(84.9)	(81.0)	(171.7)	(156.1)	80.3	113.6	175.1	234.4
Gross margin		208.7	203.4	427.8	436.8	14.4	12.5	29.8	28.8	(8.7)	12.7	(28.3)	24.0	(0.8)	(1.0)	(1.7)	(2.0)	213.6	227.6	427.6	487.6
Depreciation and amortization		36.1	33.4	70.8	66.5	(0.1)		0.1	0.1	(4.9)	1.7	(8.4)	3.6					31.1	35.1	62.5	70.2
Interest expense		9.4	9.7	19.0	19.4	0.1	0.1	0.3	0.1	23.1	7.9	43.1	15.1	(0.2)	(0.1)	(0.4)	(0.1)	32.4	17.6	62.0	34.5
Income tax expense (benefit)		15.6	15.5	32.9	42.5	6.5	3.3	9.9	9.9	(9.7)	(2.5)	(22.7)	(11.3)					12.4	16.3	20.1	41.1
Net income (loss)		31.3	30.8	69.4	83.5	1.5	5.7	7.5	11.8	(20.4)	(3.7)	(43.3)	(18.5)		(1.1)		(1.6)	11.9	31.7	33.6	75.2
Total Assets	3,813.3	3,488.5	3,525.7	3,488.5	3,525.7	76.5	69.9	76.5	69.9	2,443.8	2,501.5	2,443.8	2,501.5					6,008.8	6,097.1	6,008.8	6,097.1
Capital expenditures		56.3	48.4	109.5	90.8	0.1		0.5		0.1		0.5	0.6					56.5	48.4	110.5	91.4
Amortization of other assets										19.2		47.0						19.2		47.0
Fuel Costs		$ 68.6	$ 89.1	$ 164.2	$ 187.7					$ 0.3	$ 3.0	$ 2.1	$ 4.2					$ 68.9	$ 92.1	$ 166.3	$ 191.9